UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21664

Pioneer Series Trust III
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Disciplined Value Fund

NQ, November 30, 2018

Ticker Symbols:
Class A CVFCX Class C CVCFX Class R CVRFX Class Y CVFYX

Shares		Value
	UNAFFILIATED ISSUERS - 99.6%
	COMMON STOCKS - 99.4% of Net Assets
	Aerospace & Defense - 3.4%
86,831	BAE Systems Plc (A.D.R.)	$2,181,195
76,558	Raytheon Co.	13,423,680
	Total Aerospace & Defense	$15,604,875
	Air Freight & Logistics - 1.1%
21,508	FedEx Corp.	$4,925,332
	Total Air Freight & Logistics	$4,925,332
	Auto Components - 1.4%
91,668	Aptiv Plc	$6,590,929
	Total Auto Components	$6,590,929
	Automobiles - 0.6%
63,245	Harley-Davidson, Inc.	$2,674,631
	Total Automobiles	$2,674,631
	Banks - 12.8%
844,207	Bank of America Corp.	$23,975,479
667,209	Huntington Bancshares, Inc.	9,734,579
223,415	JPMorgan Chase & Co.	24,841,514
	Total Banks	$58,551,572
	Beverages - 3.8%
141,481	PepsiCo., Inc.	$17,252,193
	Total Beverages	$17,252,193
	Building Products - 1.7%
246,522	Masco Corp.	$7,812,282
	Total Building Products	$7,812,282
	Capital Markets - 4.1%
255,518	Morgan Stanley	$11,342,444
29,508	Raymond James Financial, Inc.	2,352,673
71,048	State Street Corp.	5,187,925
	Total Capital Markets	$18,883,042
	Chemicals - 0.8%
17,243	HB Fuller Co.	$831,802
18,385	International Flavors & Fragrances, Inc.	2,603,868
	Total Chemicals	$3,435,670
	Communications Equipment - 1.3%
45,878	Motorola Solutions, Inc.	$6,021,487
	Total Communications Equipment	$6,021,487
	Consumer Finance - 1.1%
73,946	Discover Financial Services	$5,272,350
	Total Consumer Finance	$5,272,350
	Containers & Packaging - 1.4%
125,022	Ball Corp.	$6,139,830
	Total Containers & Packaging	$6,139,830
	Diversified Telecommunication Services - 5.8%
707,598	AT&T, Inc.	$22,105,362
248,013	CenturyLink, Inc.	4,662,644
	Total Diversified Telecommunication Services	$26,768,006
	Electric Utilities - 3.4%
197,930	American Electric Power Co., Inc.	$15,387,078
	Total Electric Utilities	$15,387,078
	Electrical Equipment - 2.8%
184,941	Emerson Electric Co.	$12,487,216
	Total Electrical Equipment	$12,487,216
	Energy Equipment & Services - 2.6%
188,446	Halliburton Co.	$5,922,858
181,996	National Oilwell Varco, Inc.	5,843,892
	Total Energy Equipment & Services	$11,766,750
	Entertainment - 1.0%
153,229	Viacom, Inc., Class B	$4,728,647
	Total Entertainment	$4,728,647
	Equity Real Estate Investment Trusts (REITS) - 2.8%
126,529	Liberty Property Trust	$5,730,499
103,142	Prologis, Inc.	6,945,582
	Total Equity Real Estate Investment Trusts (REITS)	$12,676,081
	Food & Staples Retailing - 1.7%
33,362	Costco Wholesale Corp.	$7,715,963
	Total Food & Staples Retailing	$7,715,963
	Health Care Equipment & Supplies - 2.9%
75,263(a)	Hologic, Inc.	$3,342,430
101,734	Medtronic Plc	9,922,117
	Total Health Care Equipment & Supplies	$13,264,547
	Health Care Providers & Services - 2.8%
87,112(a)	Laboratory Corp. of America Holdings	$12,686,991
	Total Health Care Providers & Services	$12,686,991
Shares		Value
	Hotels, Restaurants & Leisure - 2.1%
104,288	Yum! Brands, Inc.	$9,617,439
	Total Hotels, Restaurants & Leisure	$9,617,439
	Household Products - 5.9%
283,274	Procter & Gamble Co.	$26,772,226
	Total Household Products	$26,772,226
	Industrial Conglomerates - 0.2%
8,419	Carlisle Cos., Inc.	$888,373
	Total Industrial Conglomerates	$888,373
	Insurance - 8.1%
192,441	Marsh & McLennan Cos., Inc.	$17,069,517
216,495	Progressive Corp.	$14,351,454
65,230	Prudential Financial, Inc.	6,115,965
	Total Insurance	$37,536,936
	Internet & Direct Marketing Retail - 1.1%
171,307(a)	eBay, Inc.	$5,113,514
	Total Internet & Direct Marketing Retail	$5,113,514
	Machinery - 2.2%
77,063	Stanley Black & Decker, Inc.	$10,083,694
	Total Machinery	$10,083,694
	Multiline Retail - 1.4%
58,211	Dollar General Corp.	$6,460,839
	Total Multiline Retail	$6,460,839
	Oil, Gas & Consumable Fuels - 6.4%
109,369	ConocoPhillips	$7,238,040
88,999	EOG Resources, Inc.	9,194,487
111,275	PBF Energy, Inc., Class A	4,304,117
160,187	TOTAL SA (A.D.R.)	8,907,999
	Total Oil, Gas & Consumable Fuels	$29,644,643
	Pharmaceuticals - 2.8%
35,462(a)	Elanco Animal Health, Inc.	$1,184,785
96,392	Eli Lilly & Co.	11,435,947
	Total Pharmaceuticals	$12,620,732
	Road & Rail - 2.0%
91,995	Kansas City Southern	$9,480,085
	Total Road & Rail	$9,480,085
	Semiconductors & Semiconductor Equipment - 1.8%
102,605(a)	Micron Technology, Inc.	$3,956,449
111,679	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	4,198,013
	Total Semiconductors & Semiconductor Equipment	$8,154,462
	Software - 4.4%
410,541	Oracle Corp.	$20,017,979
	Total Software	$20,017,979
	Trading Companies & Distributors - 1.7%
67,187(a)	United Rentals, Inc.	$7,869,613
	Total Trading Companies & Distributors	$7,869,613
	TOTAL COMMON STOCKS
	(Cost $450,371,544)	$454,906,007
Principal Amount USD ($)		Value
	TEMPORARY CASH INVESTMENTS - 0.2% of Net Assets
	COMMERCIAL PAPER - 0.2%
1,140,000	Federation des Caisses Desjardins du Quebec, 2.16%, 12/3/18	$1,139,791
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $1,139,863)	$1,139,791
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.6%
	(Cost $451,511,407)	$456,045,798
	OTHER ASSETS AND LIABILITIES - 0.4%	$1,940,792
	NET ASSETS - 100.0%	$457,986,590

(A.D.R.)	American Depositary Receipts.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$454,906,007	$–	$–	$454,906,007
Commercial Paper	–	1,139,791	–	1,139,791
Total Investments in Securities	$454,906,007	$1,139,791	$–	$456,045,798

During the three months ended November 30, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date January 28, 2019

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date January 28, 2019

* Print the name and title of each signing officer under his or her signature.